Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2020
Disclosure of accounting judgements and estimates [text block] [Abstract]
Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements

Note 3: - Significant Accounting Judgments, Estimates And Assumptions Used In The Preparation Of The Financial Statements

In the process of applying the significant accounting policies, the Group has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

a.	Judgments

-	Determining the fair value of share-based payment transactions

The fair value of share-based payment transactions is determined upon initial recognition by an acceptable option pricing model. The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.

-	Discount rate for a lease liability

When the Company is unable to readily determine the discount rate implicit in a lease in order to measure the lease liability, the Company uses an incremental borrowing rate. That rate represents the rate of interest that the Company would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. When there are no financing transactions that can serve as a basis, the Company determines the incremental borrowing rate based on its credit risk, the lease term and other economic variables deriving from the lease contract’s conditions and restrictions. In certain situations, the Company is assisted by an external valuation expert in determining the incremental borrowing rate.

-	Revenue

Identification of performance obligations in contracts with customers:

In order to identify distinct performance obligations in a contract with a customer, the Company uses judgment when it examines whether it is providing a significant service of integrating the goods or services in the contract into one integrated outcome.

Measurement of variable consideration

In order to determine the transaction price, the Company estimates the amount of the variable consideration and recognizes revenue in an amount where there is a high probability that its inclusion will not result in a significant revenue reversal in the future after the uncertainty has been resolved.

Existence of a significant financing component:

When assessing whether a contract includes a significant financing component, the Company examines, inter alia, the expected length of time between the date it transfers the promised goods or services to the customer and the date the customer pays for these goods or services, as well as the difference and the reasons for the difference, if any, between the promised consideration and the cash selling price of the promised goods or services.

Determining how performance obligations are fulfilled:

When determining that control over goods or services is transferred to the customer over time and that therefore revenue should be recognized over time, the Company relies on legal opinions, provisions of the contract and relevant provisions of the law indicating that the Company has a right to enforce fulfillment of the contract.

The Company assesses the criteria for recognition of revenue related to up-front payments and milestones as outlined by IFRS 15. Judgment is necessary to determine over which period the Company will satisfy its performance obligations related to up- front payments and milestones and whether financing component exists. For additional information, refer to Note 17a.

-	Inventory

Work in process and Finished Good including direct and indirect costs. The allocation of indirect costs is accounted for on a quarterly basis by dividing the total quarterly indirect manufacturing cost to the batches manufactured during that quarter based on predetermined allocation factors. The criteria for allocation of indirect manufacturing expense to manufactured batches which eventually effect our inventory value is subject to Company judgment.

b.	Estimates and assumptions

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Pensions and other post-employment benefits

The liability in respect of post-employment defined benefit plans is determined using actuarial valuations. The actuarial valuation involves making assumptions about, among others, discount rates, expected rates of return on assets, future salary increases and mortality rates. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty.

-	Lease extension and/or termination options

In evaluating whether it is reasonably certain that the Company will exercise an option to extend a lease or not exercise an option to terminate a lease, the Company considers all relevant facts and circumstances that create an economic incentive for the Company to exercise the option to extend or not exercise the option to terminate such as: significant amounts invested in leasehold improvements, the significance of the underlying asset to the Company’s operation and whether it is a specialized asset, the Company’s past experience with similar leases, etc.

After the commencement date, the Company reassesses the term of the lease upon the occurrence of a significant event or a significant change in circumstances that affects whether the Company is reasonably certain to exercise an option or not exercise an option previously included in the determination of the lease term, such as significant leasehold improvements that had not been anticipated on the lease commencement date, sublease of the underlying asset for a period that exceeds the end of the previously determined lease period, etc.

-	Provisions for clinical trial and related expenses

Accrued expenses costs for clinical trial activities performed by third parties, are based on estimates on the progress of completion of the clinical trials or services, as of the end of each reporting period, pursuant to the contract with the third parties, and the agreed upon fee to be paid for such services.

-	Inventory designated for R&D activities

The Company recognizes inventory produced for commercial sale, including costs incurred prior to regulatory approval but subsequent to the filing of a regulatory request when the Company has determined that the inventory has probable future economic benefit. Inventory is not recognized prior to completion of a phase III clinical trial. For products with an approved indication, raw materials and purchased drug product associated with development programs are included in inventory and charged to research and development expense when consumed. For products without an approved indication, drug product is charged to research and development expense.

-	Impairment of inventories with realizable value lower than cost or which are slow moving

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase of raw and other materials and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, net of selling expenses. The estimation of realizable value can effect on the inventory value at the period end.

In addition, and as part of the quarterly inventory valuation process, the Company assesses the potential effect on inventory in cases of deviations from quality standards in the manufacturing process to identify potential required inventory write offs. Such assessment is subject to Company’s judgment.

-	Recognition of deferred tax asset in respect of carry forward tax losses

Deferred tax assets are recognized for unused carryforward tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and level of future taxable profits, its source and the tax planning strategy. For information regarding deferred taxes recognition, please refer to note 21.

-	Impairment test for the production facility

The Company performed an impairment test of its production facility. The Company calculated the recoverable amount of the production facility to determine whether the book value exceeds its recoverable amount. The impairment test was based on a Discount Cash Flow (“DCF”) model using the Company’s long term forecast. As of December 31, 2020 no impairment was recorded as the recoverable amount exceeded the book value.

-	Legal claims

In estimating the likelihood of outcome of legal claims filed against the Company, the Company relies on the opinion of its legal counsel. These estimates are based on the legal counsel’s best professional judgment, taking into account the stage of proceedings and historical legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates.